UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Vicuna Advisors LLC

Address:    230 Park Avenue, 7th Floor   New York     New York           10169

Form 13F File Number:  028-10416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kenneth F. Cooper
Title:            Managing Member
Phone:            212-499-2940

Signature, Place, and Date of Signing:

/s/ Kenneth F. Cooper
----------------------             New York, NY        15th day of May, 2003
[Signature]                        [City, State]               [Date]

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3

Form 13F Information Table Entry Total:          14

Form 13F Information Table Value Total:   $ 101,595
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number            Name
---         --------------------            ----
1.          028-10412                       Vicuna Master US L.P.
2.          028-10414                       Vicuna Partners LLC
3.          028-10415                       Joshua G. Welch

                                               FORM 13F INFORMATION TABLE
                                                                                                                        VOTING
 NAME OF                    TITLE OF                          VALUE    SHARES/ SH /PUT/    INVSTMT       OTHER         AUTHORITY
 ISSUER                     CLASS               CUSIP        (X$1000)  PRN AMT PRN CALL    DSCRETN     MANAGERS    SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------

BUCA INC                     COM                117769109        332      60000 SH       SHARED-DEFINED    123     60000
CNA FINANCIAL CORP           COM                126117100      28880    1289300 SH       SHARED-DEFINED    123   1289300
CONVERGYS CORP               COM                212485106      13200    1000000 SH       SHARED-DEFINED    123   1000000
COREL CORPORATION            COM                21868Q109        776     920600 SH       SHARED-DEFINED    123    920600
CRAWFORD & CO CL A           COM                224633206        892     214500 SH       SHARED-DEFINED    123    214500
DAVITA INC                   COM                23918K108       9328     450000 SH       SHARED-DEFINED    123    450000
ESG RE LTD                   COM                G31215109        271    1087300 SH       SHARED-DEFINED    123   1087300
GENESYS SA                   SP ADR REP 1/2     37185M100        334     224500 SH       SHARED-DEFINED    123    224500
KRISPY KREME DOUGHNUTS       COM                501014104       1354      40000 SH       SHARED-DEFINED    123     40000
MCDONALDS CORP               COM                580135101       7591     525000 SH       SHARED-DEFINED    123    525000
MERCURY GENERAL CORP         COM                589400100      31404     827500 SH       SHARED-DEFINED    123    827500
TIDEWATER INC                COM                886423102       2872     100000 SH       SHARED-DEFINED    123    100000
TRICO MARINE SERVICES INC    COM                896106101       3759    1480000 SH       SHARED-DEFINED    123   1480000
WR GRACE & CO.               COM                38388F108        602     406600 SH       SHARED-DEFINED    123    406600

                                                              101595
